Inventories	9 Months Ended
Sep. 30, 2025
Inventories
Inventories

6. Inventories

	September 30,	December 31,
	2025	2024

Concentrates	$1,159	$2,971
Ore stockpiles	2,939	1,767
Spare parts and supplies	6,127	5,966
	$10,225	$10,704

The amount of inventories recognized in cost of sales was $20.1 million during the three-month period ended September 30, 2025 (2024: $20.3 million) and $64.8 million during the nine-month period ended September 30, 2025 (2024: $62.9 million), including concentrates, ore on leach pads, and ore stockpiles write-down to net realizable value of $1.5 million during the three-month period end September 30, 2025 (2024: $0.1 million) and $3.4 million during the nine-month period ended September 30, 2025 (2024: $0.9 million).